Share capital - Free Share Plans (Details)						12 Months Ended
	Jul. 27, 2020 EUR (€) shares	Mar. 11, 2020 shares uSDollarPerEuro € / shares	Oct. 24, 2019	Mar. 29, 2019 uSDollarPerEuro shares € / shares	Jul. 27, 2018 uSDollarPerEuro	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Apr. 09, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares						€ 0.03	€ 0.03	€ 0.03	€ 0.03
Capital increase, net | €	€ 180					€ 102,942,000	€ 28,079,000
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		50,000				50,000
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)				438,250		0	438,250
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	6,000				6,000	0	0
Vesting requirements for share-based payment arrangement, acquisition period	2 years
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares						50,000	438,250
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee			6 months
Anne-Juliette Hermant | AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		50,000
Par value per share (euro per share) | € / shares		€ 0.03
Executive Board and Employees | AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				438,250
Par value per share (euro per share) | € / shares				€ 0.03
Vesting requirements for share-based payment arrangement, acquisition period		2 years
Vesting requirements for share-based payment arrangement, holding period		1 year
Vesting requirements for share-based payment arrangement, acquisition period for foreign tax residents		3 years